INTANGIBLES - Intangible Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2016	Dec. 31, 2011
Intangible Liabilities
Amortization benefit	$ 3,200	$ 3,200	$ 2,500
Remaining amortization period	2 years
Intangible liabilities, future amortization
2016	$ 3,125
2017	3,096
Intangible liability, total	$ 6,221	9,424		$ 5,660
Colowyo Coal
Intangible Liabilities
Intangible liability					$ 18,000
Intangible liabilities, future amortization
Intangible liability, total		$ 9,400